Related party transactions (Tables)	6 Months Ended
Mar. 31, 2021
Related party transactions
Schedule of relationship and the nature of related party transactions

Name of Related Party	Relationship to the Company	Nature of Transactions
Forasen Group Co., Ltd. (“Forasen Group”)	Owned by Mr. Zhengyu Wang, the Chairman of Board of Directors of the Company

Provides a guarantee for the Company’s bank loans; purchases from the Company; leases factory building to the Company; provides the real property and land use right as additional security for a bank loan.

Zhejiang Tantech Bamboo Technology Co., Ltd.	Under common control of Mr. Zhengyu Wang and Ms. Yefang Zhang, CEO of the Company	Lease factory building to the Company; purchases from the Company; provide the real property and land use right as additional security for the Company’s short-term bank loan.
Hangzhou Forasen Energy Technology Co., Ltd.	Controlled by Mr. Zhengyu Wang	Purchase from the Company
Zhejiang Forasen Asset Management Co., Ltd.	Controlled by Zhengyu Wang and CEO Yefang Zhang	Sublease of office space from the Company. Provided a working capital loan; provides a guarantee for the Company’s bank loans Provides a guarantee for the Company’s bank loans
Hangzhou Forasen Technology Co., Ltd	Controlled by Mr. Zhengyu Wang	Provide the real property and land use right as additional security for the issuance of bank acceptance notes by Nongyuan Network
Yefang Zhang	CEO of the Company
Zhengyu Wang	Chairman of Board of Directors of the Company
Xinyang Wang	Shareholder of Nongyuan Network

Schedule of due from related parties

	March 31,	September 30,
	2021	2020
Yefang Zhang	$1,999,870	$1,714,811
Zhejiang Tantech Bamboo Technology Co., Ltd.	16,410	1,459
Forasen Group Co.	2,808	—
Total	$2,019,088	$1,716,270